Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Marketable Securities
Summary of amortized cost, gross unrealized gains and losses, and estimated fair values of the Company's investments in fixed maturity debt securities

	March 31, 2021
	Amortized	Gross	Gross
	Cost/	Unrealized	Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S. Treasuries	$181	$2	$—	$183
Corporate bonds	63,197	2	(111)	63,088
Municipal bonds	24,003	5	(14)	23,994
Commercial paper	130,659	—	—	130,659
Total Fixed Maturity Debt Securities	$218,040	$9	$(125)	$217,924

	December 31, 2020
	Amortized	Gross	Gross
	Cost/	Unrealized	Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S. Treasuries	$240	$6	$—	$246
Corporate bonds	261	5	(1)	265
U.S. states, territories and political subdivisions	141	5	—	146
Total Fixed Maturity Debt Securities	$642	$16	$(1)	$657

	Amortized	Gross	Gross	Estimated
	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed Maturity Debt Securities
U.S. Treasuries	$240	$6	$—	$246
Corporates	261	5	(1)	265
U.S. states, territories, and political subdivisions	141	5	—	146
Total Fixed Maturity Debt Securities	$642	$16	$(1)	$657

Summary of amortized cost and estimated fair value of the Company's fixed maturity debt securities

The amortized cost and fair value of the Company’s fixed maturity debt securities as of March 31, 2021 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$173,174	$173,145
Due after one year through five years	44,540	44,457
Due after five years through ten years	326	322
Total	$218,040	$217,924

	Amortized	Estimated
	Cost	Fair Value
Due in one year or less	$77	$78
Due after one year through five years	379	388
Due after five years through ten years	186	191
Total	$642	$657

Summary of gross unrealized losses in fixed maturity debt securities

		March 31, 2021
	Less Than 12 Months		12 Months or More		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Corporate bonds	$23,226	$(31)	$39,736	$(80)	$62,962	$(111)
Municipal bonds	18,286	(11)	1,135	(3)	19,421	(14)
Total Fixed Maturity Debt Securities	$41,512	$(42)	$40,871	$(83)	$82,533	$(125)

		December 31, 2020
	Less Than 12 Months		12 Months or More		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Corporate bonds	$39	$(1)	$—	$—	$39	$(1)
Total Fixed Maturity Debt Securities	$39	$(1)	$—	$—	$39	$(1)

	Less Than 12 Months		12 Months or more		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Fixed maturity debt securities:
Corporate Bonds	$39	$(1)	$—	$—	$39	$(1)
Total Fixed Maturity Debt Securities	$39	$(1)	$—	$—	$39	$(1)

Summary of cost and estimated fair values of the Company's investments in equity securities

	March 31, 2021
		Estimated
	Cost	Fair Value
Equity securities	$433	$500

	December 31, 2020
		Estimated
	Cost	Fair Value
Equity securities	$335	$375

		Estimated
	Cost	Fair Value
Equity securities	$335	$375

Summary of proceeds from sales and maturities, gross realized gains, gross realized losses, and net realized gains (losses) from sales and maturities of fixed maturity debt securities

	March 31, 2021
		Gross	Gross	Net
		Realized	Realized	Realized
	Proceeds	Gains	Losses	Losses
Fixed maturity debt securities	$59	$—	$—	$—
Equity securities	—	—	—	—
Total Marketable Securities	$59	$—	$—	$—

	March 31, 2020
		Gross	Gross	Net
		Realized	Realized	Realized
	Proceeds	Gains	Losses	Losses
Fixed maturity debt securities	$18	$—	$(3)	$(3)
Equity securities	—	—	—	—
Total Marketable Securities	$18	$1	$(3)	$(3)

		Gross	Gross	Net
	Proceeds	Realized Gains	Realized Losses	Realized (Losses)
Fixed maturity debt securities	$18	$—	$—	$—
Equity securities	50	1	(2)	(1)
Total Marketable Securities	$68	$1	$(2)	$(1)